Share - Based Compensation - Additional Information (Details) SFr / shares in Units, SFr in Thousands		1 Months Ended			3 Months Ended		6 Months Ended				12 Months Ended
		Feb. 28, 2026 $ / shares	Feb. 28, 2025 $ / shares	Nov. 30, 2024 $ / shares	Jun. 30, 2026 CHF (SFr) shares SFr / shares	Jun. 30, 2025 CHF (SFr) shares	Jun. 30, 2026 CHF (SFr) shares TradingDay SFr / shares	Jun. 30, 2026 CHF (SFr) shares SFr / shares $ / shares	Jun. 30, 2025 CHF (SFr) shares SFr / shares	Jun. 30, 2025 shares $ / shares	Dec. 31, 2025 CHF (SFr)	May 13, 2026 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Expenses for share based payments | SFr					SFr 6,600	SFr 4,500	SFr 11,600		SFr 7,200
Reserve for share-based payment | SFr					38,133		SFr 38,133	SFr 38,133			SFr 30,387
Weighted average grant date fair value per share | (per share)	[1]						SFr 21.11	SFr 26.82	SFr 16.11	$ 18.68
Number of share options exercised	[2]						72,750		335,581
Exercise price | SFr / shares							SFr 0.01
Share price target one | $ / shares				$ 15				15
Share price target two | $ / shares			$ 20					20
Share price target three | $ / shares		$ 25						25
Share-based compensation expense | SFr					SFr 4,971	SFr 3,322	SFr 8,377		SFr 4,844
Weighted average remaining contractual life of options outstanding							7 years				7 years
Weighted average remaining contractual life of SARs outstanding							7 years				7 years
Earnout options							211,604		217,998
Earnout shares									948,549
BCA
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | SFr / shares							SFr 0.01
Earnout options							369,737
Earnout shares							3,793,995
Earnout options exercisable							211,148
2023 Employee Stock Option and Incentive Plan
Disclosure of range of exercise prices of outstanding share options [line items]
Conditional Share Capital Available For Issuance, Increased to Ordinary Shares												12,677,700
Options Granted
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average grant date fair value per share | (per share)							SFr 14.3	SFr 18.17	SFr 12.48	$ 14.47
SARs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, exercisable					3,306,692	2,236,218	3,306,692	3,306,692	2,236,218	2,236,218
Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Expenses for share based payments | SFr					SFr 3,200	SFr 1,700	SFr 5,400		SFr 2,600
Bottom of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise prices of the outstanding options | SFr / shares					SFr 1.54		SFr 1.54	SFr 1.54
Earnout Options Exercise price | SFr / shares					1.54		SFr 1.54	1.54
Trading days | TradingDay							20
Bottom of Range | Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life of options outstanding							1 year
Top of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise prices of the outstanding options | SFr / shares					24.69		SFr 24.69	24.69
Earnout Options Exercise price | SFr / shares					SFr 24.69		SFr 24.69	SFr 24.69
Trading days | TradingDay							30
Top of Range | Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life of options outstanding							4 years

[1]	(1) The equity award exercise price is denominated in USD.
[2]

(1) Forfeited amount includes earnout options forfeited during the six month periods ended June 30, 2026 and 2025. No SARs had been exercised or forfeited during the six months ended June 30, 2026 and 2025.